--------------------------------------------------------------------------------

PENNSYLVANIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND                                                         212-830-5200
================================================================================







Dear Shareholder:

We are pleased to present the annual report of Pennsylvania Daily Municipal Income Fund for the year ended November 30, 2000.

The Fund had net assets of $2,136,311 and 37 active shareholders as of November 30, 2000.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,



\s\Steven W. Duff


Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)       Moody's & Poor's
   ------                                                                         ----     -----      ------        -------   ------
Variable Rate Demand Instruments (b) (102.75%)
------------------------------------------------------------------------------------------------------------------------------------
$   200,000   Alleghany County, PA Hospital Development Authority
              (St. Margaret Memorial Hospital)
              LOC Mellon Bank, N.A.                                             10/01/21   4.18%    $   200,000               A1+
    195,000   Clinton County, PA Municipal Authority HRB
              (Lock Haven Hospital Project) - Series 1991A
              LOC Mellon Bank, N.A.                                             09/01/07   4.30         195,000               A1
    300,000   Lancaster, PA IDA RB (Garden Spot Village Project)
              LOC Suntrust Bank                                                 05/01/31   4.30         300,000               A1+
    300,000   Luzerne County, PA IDA RB (Diamond Manufacturing Co.)
              LOC First Union National Bank                                     05/01/06   4.35         300,000
    300,000   Montgomery County, PA IDA RB
              (Quaker Chemical Corporation Project)
              LOC ABN AMRO Bank                                                 12/01/14   4.50         300,000               A1+
    300,000   Pennsylvania HEFA (Children's Hospital of Philadelphia)           03/01/27   4.25         300,000     VMIG-1    A1+
    100,000   Pennsylvania HEFA (University of Pennsylvania Health Services)
              LOC Bayerische Landesbank / State Street Bank & Trust             01/01/26   4.20         100,000     VMIG-1    A1+
    400,000   Pennsylvania Higher Education Assistance Agency
              Insured AMBAC Indemnity Corp.                                     06/01/29   4.20         400,000     VMIG-1    A1+
    100,000   Schuylkill, PA IDA (Northeastern Power Co.) - Series A
              LOC Dexia CLF                                                     12/01/22   4.20         100,000               A1+
-----------                                                                                         -----------
  2,195,000   Total Variable Rate Demand Instruments                                                  2,195,000
-----------                                                                                         -----------
              Total Investments (102.75%) (Cost $2,195,000+)                                          2,195,000
              Due from Manager (0.13%)                                                                    2,700
              Liabilities in Excess of Cash and other assets (-2.88%)                              (     61,389)
                                                                                                    -----------
              Net Assets (100.00%)                                                                  $ 2,136,311
                                                                                                    ===========
              Net Asset Value, offering and redemption price per share:
              Class A, Shares Outstanding,  935,115(Note 3)                                         $      1.00
                                                                                                    ===========
              Class B, Shares Outstanding,1,205,304(Note 3)                                         $      1.00
                                                                                                    ===========

              +     Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
    HEFA    =     Health and Education Facilities Authority          LOC     =     Letters of Credit
    HRB     =     Hospital Revenue Bond                              RB      =     Revenue Bond
    IDA     =     Industrial Development Authority

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2000

================================================================================




INVESTMENT INCOME
Income:

    Interest.................................................................... $       369,913
                                                                                 ---------------
Expenses: (Note 2)

    Investment management fee...................................................          38,813

    Administration fee..........................................................          20,377

    Shareholder servicing fee...................................................          19,131

    Custodian fee...............................................................           2,006

    Shareholder servicing and related shareholder expenses+.....................          15,313

    Legal, compliance and filing fees...........................................          33,230

    Audit and accounting........................................................          69,973

    Trustees' fees..............................................................           6,051

    Other.......................................................................           1,406
                                                                                 ---------------

     Total expenses.............................................................         206,300

     Less: Fees waived (Note 2).................................................(         59,190)

           Expenses paid indirectly (Note 2)....................................(          9,042)

           Expenses reimbursed (Note 2).........................................(         72,603)
                                                                                 ---------------
     Net expenses...............................................................          65,465
                                                                                 ---------------
Net investment income...........................................................         304,448


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................(          2,615)
                                                                                 ---------------
Increase in net assets from operations.......................................... $       301,833
                                                                                 ===============

+ Includes class specific transfer agency expense of $9,864 and $2 for Class A and Class B, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 2000 AND 1999

================================================================================


                                                                         2000                        1999
                                                                    -------------               -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income.........................................   $     304,448               $     414,109
   Net realized gain (loss) on investments.......................  (        2,615)                     -0-
                                                                    -------------               -------------
Increase in net assets from operations...........................         301,833                     414,109
Dividends to shareholders from net investment income:
   Class A.......................................................  (      237,408)*            (      382,573)*
   Class B.......................................................  (       67,040)*            (       31,536)*
Transactions in shares of beneficial interest (Note 3)
   Class A.......................................................  (   15,408,523)                  3,469,559
   Class B.......................................................  (      366,549)                    638,580
                                                                    -------------               -------------
        Total increase (decrease)................................  (   15,777,687)                  4,108,139
Net assets:
   Beginning of year.............................................      17,913,998                  13,805,859
                                                                    -------------               -------------
   End of year...................................................   $   2,136,311               $  17,913,998
                                                                    =============               =============


*  Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Pennsylvania Daily Municipal Income Fund, a Massachusetts business trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended November 30, 2000 the Manager voluntarily waived investment management fees and administration fees of $38,813 and $20,377, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $72,603.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Custodian fee" are expense offsets of $9,042.

3.Capital Stock.

At November 30, 2000, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $2,140,419. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:

                                                      Year                               Year
                                                      Ended                              Ended
                                                November 30, 2000                  November 30, 1999
                                                -----------------                  -----------------
Class A
Sold......................................           17,776,699                         32,035,584
Issued on reinvestment of dividends.......              174,514                            277,642
Redeemed..................................      (    33,359,736)                    (   28,843,667)
                                                 --------------                      -------------
Net increase (decrease)...................      (    15,408,523)                         3,469,559
                                                 ==============                      =============

                                                      Year                               Year
                                                      Ended                              Ended
                                                November 30, 2000                  November 30, 1999
                                                -----------------                  -----------------
Class B
Sold......................................           14,776,596                           6,592,124
Issued on reinvestment of dividends.......               62,116                              31,086
Redeemed..................................      (    15,205,261)                    (     5,984,630)
                                                 --------------                      --------------
Net increase (decrease)...................      (       366,549)                            638,580
                                                 ==============                      ==============





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at November 30, 2000 amounted to $4,108. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on November 30, 2001 through 2008.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Pennsylvania and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 86% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Financial Highlights.

                                                                                  Year Ended
                                                                                  November 30,
                                                      -----------------------------------------------------------------
Class A
-------                                                  2000          1999          1998          1997          1996
                                                       ---------     ---------     ---------     ---------     ---------
Per Share Operating  Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                      ---------     ---------     ---------     ---------     ---------
Income from investment operations:
    Net investment income......................           0.030         0.026         0.029         0.030         0.030

Less distributions:
    Dividends from net investment income             (    0.030)   (    0.026)   (    0.029)   (    0.030)   (    0.030)
                                                      ---------     ---------     ---------     ---------     ---------
Net asset value, end of year...................       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                      =========     =========     =========     =========     =========

Total Return...................................           3.03%         2.60%         2.95%         3.05%         3.01%

Ratios/Supplemental Data
Net assets, end of year (000)..................       $     933     $  16,342     $  12,873     $  43,064     $  36,335

Ratios to average net assets:
    Expenses...................................           0.81%         0.70%         0.70%         0.70%         0.68%
    Net investment income......................           3.10%         2.57%         2.91%         3.00%         2.97%
    Management, administration fees
      and shareholder servicing fees waived               0.61%         0.61%         0.59%         0.49%         0.49%
    Expenses reimbursed........................           0.75%         0.38%         0.59%         0.00%         0.00%
    Expenses paid indirectly...................           0.09%         0.00%         0.00%         0.00%         0.01%

*   Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights. (Continued)

                                                                             Year
                                                                             Ended                            October 10, 1996
Class B                                                                   November 30,                       (Commencement of
-------                                               ---------------------------------------------------       Offering) to
                                                         2000          1999          1998          1997       November 30, 1996
                                                      ---------     ---------     ---------     ---------     -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period...........       $   1.00      $   1.00      $   1.00      $   1.00          $   1.00
                                                      ---------     ---------     ---------     ---------         ---------
Income from investment operations:
   Net investment income.......................           0.032         0.028         0.032         0.033             0.005

Less distributions:
   Dividends from net investment income........      (    0.032)   (    0.028)   (    0.032)   (    0.033)       (    0.005)
                                                      ---------     ---------     ---------     ---------         ---------
Net asset value, end of period.................       $   1.00      $   1.00      $   1.00      $   1.00          $   1.00
                                                      =========     =========     =========     =========         =========

Total Return...................................           3.29%         2.85%         3.26%         3.31%             3.25%*

Ratios/Supplemental Data
Net assets, end of period (000)................       $   1,203     $   1,572     $     933     $     392         $      5

Ratios to average net assets:
   Expenses....................................           0.56%         0.45%         0.45%         0.45%             0.42%*
   Net investment income.......................           3.27%         2.78%         3.13%         3.28%             3.21%*
   Management and administration fees waived...           0.61%         0.61%         0.59%         0.49%             0.27%*
   Expense reimbursed..........................           0.75%         0.38%         0.59%         0.00%             0.00%
   Expenses paid indirectly....................           0.09%         0.00%         0.00%         0.00%             0.01%*


   *   Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Trustees and Shareholders
Pennsylvania Daily Municipal Income Fund



In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pennsylvania Daily Municipal Income Fund (the "Fund") at November 30, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended November 30, 1998 were audited by other independent accountants whose report dated December 28, 1998 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, NY
December 29, 2000





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA DAILY MUNICIPAL INCOME FUND
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================

A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies (the Manager of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending November 30, 2000. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended November 30, 2000. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

     1.   To approve a new investment management contract



                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
     ------------------------------------------------------------------------------------------------------------------
          For                               6,681,559.00                   88.34%                     99.50%
          Against                              32,866.00                    0.43%                      0.48%
          Abstain                                 117.00                    0.00%                      0.00%



     2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending November 30, 2000.

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
     ------------------------------------------------------------------------------------------------------------------
          For                               6,708,864.00                   88.70%                     99.91%
          Against                               5,674.00                    0.07%                      0.08%
          Abstain                                   4.00                    0.00%                      0.00%









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








PENNSYLVANIA
DAILY
MUNICIPAL
INCOME
FUND




















                       Annual Report
                     November 30, 2000





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Pennsylvania Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







PA1100A


--------------------------------------------------------------------------------